ActivePassive Large Cap Growth Fund (Prospectus Summary) | ActivePassive Large Cap Growth Fund
ActivePassive Large Cap Growth Fund ("Large Cap Growth Fund")
Investment Objective.
Long term capital appreciation.
Fund Fees and Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Growth Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 74 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
section on page 57 of the Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	ActivePassive Large Cap Growth Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ActivePassive Large Cap Growth Fund Class A
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Shareholder Servicing Plan Fee		0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)		0.65%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.69%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.35%)
Net Annual Fund Operating Expenses		1.34%
[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Growth Fund and does not include acquired fund fees and expenses ("AFFE").
[2]	Envestnet Portfolio Solutions, Inc. (the "Advisor" or "Envestnet") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Growth Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A (the "Expense Cap"). The Large Cap Growth Fund's Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ActivePassive Large Cap Growth Fund Class A	704	1,045	1,409	2,430

The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.
Portfolio Turnover.
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the
Example, affect the Large Cap Growth Fund's performance. During the most recent fiscal year, the Large Cap Growth Fund's portfolio turnover rate was
54% of the average value of its portfolio.
Principal Investment Strategies.
Under normal conditions, the Large Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or exchange-traded funds ("ETFs"), which invest primarily in those types of equity securities.

The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from
$1.6 billion to $411 billion. The Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through
ETFs and mutual funds. The Fund may also invest up to 15% of its net assets in
American Depositary Receipts ("ADRs") and Global Depositary Receipts
("GDRs"). The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Large Cap Growth
Fund's net assets to active management and between 40% and 70% of its net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Growth Index. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. The Advisor has hired TCW
Investment Management Company ("TCW") to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest. Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments. Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Large Cap Growth Fund.

When selecting securities for the passively managed portion of the Large Cap
Growth Fund, the Advisor examines characteristics that include tracking error
vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security if we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.
Principal Investment Risks.
Losing a portion or all of your investment is a risk of investing in the
Large Cap Growth Fund. The following principal risks could affect the value of your investment:

o  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Growth Fund's share price is likely to decline in value.

o  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

o  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Growth Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

o  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including European Depositary Receipts ("EDRs") and GDRs. Foreign
   securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

o  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

o  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

o  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

o  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.
Performance.
The following performance information provides some indication of the risks of investing in the Large Cap Growth Fund by showing changes in the
Large Cap Growth Fund's performance from year to year and by showing how the
Large Cap Growth Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap
Growth Fund's past performance, before and after taxes, is not necessarily an indication of how the Large Cap Growth Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Growth Fund toll-free at 1-877-273-8635.
Annual Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Growth
Fund's highest quarterly return was 16.77% for the quarter ended June 30, 2009, and the Large Cap Growth Fund's lowest quarterly return was -23.32% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ActivePassive Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes	(5.89%)	(3.12%)	Dec. 31, 2007
Class A After Taxes on Distributions	Return After Taxes on Distributions	(6.53%)	(3.29%)	Dec. 31, 2007
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.97%)	(2.63%)	Dec. 31, 2007
Russell 1000 ® Growth Index	Russell 1000 ® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	0.30%	Dec. 31, 2007

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.